Senior secured term loan facility and warrants - Schedule of the First and Second Tranche (Details) - Senior Secured Term Loan Facility, Tranche One - USD ($) $ in Thousands	Dec. 31, 2022	Aug. 15, 2022
Disclosure of detailed information about borrowings [line items]
Borrowings		$ 120,000
Cost
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 120,000
Cost | Derivatives
Disclosure of detailed information about borrowings [line items]
Borrowings	3,957
Cost | Residual Loan
Disclosure of detailed information about borrowings [line items]
Borrowings	116,043
Deferred Financing Costs
Disclosure of detailed information about borrowings [line items]
Borrowings	7,432
Deferred Financing Costs | Derivatives
Disclosure of detailed information about borrowings [line items]
Borrowings	245
Deferred Financing Costs | Residual Loan
Disclosure of detailed information about borrowings [line items]
Borrowings	7,187
Net Carrying Amount | Residual Loan
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 108,856